STOCK OPTIONS AND WARRANTS (Details 4) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Number of shares
Outstanding at beginning	$ 15,464,700	$ 8,217,376	$ 5,550,709
Issued	2,465,324	7,247,324	2,666,667
Outstanding at ending	$ 17,930,024	$ 15,464,700	$ 8,217,376
Weighted average exercise price per share
Outstanding at beginning	$ 1.63	$ 0.73	$ 0.68
Issued	2.01	2.67	0.75
Outstanding at ending	$ 1.68	$ 1.63	$ 0.73